Summary of Significant Accounting Policies and Basis of Accounting (Details 4)	12 Months Ended
Dec. 31, 2013
Laboratory equipment
Property and equipment
Estimated useful lives	5 years
Computer equipment and software
Property and equipment
Estimated useful lives	2 years
Office furniture and equipment
Property and equipment
Estimated useful lives	5 years